COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2019
COMMITEMENTS AND CONTINGENCIES [abstract]
Disclosure of commitments and contingencies
35.	COMMITMENTS AND CONTINGENCIES

(i)	Capital commitments

As at December 31, 2019, the Group had the following capital commitments, principally for the construction of property, plant and equipment:

	2018	2019
Contracted, but not provided for (1)	55,538	64,542

(1)

The capital commitments contracted, but not provided for, include the estimated payments to the Ministry of Natural Resources of the PRC for the next five years with respect to the Group’s exploration and production licenses.

The above table includes a commitment of approximately RMB10,528 million (2018: RMB10,309 million ) contracted with the CNOOC Group.

Capital commitments of a joint venture:

	2018	2019
Contracted, but not provided for	590	344

As at December 31, 2019, the Group had unutilized banking facilities amounting to approximately RMB54,948 million (2018: RMB55,289 million).

(ii)	Operating lease commitments

The Group has applied IFRS 16/HKFRS 16 for the first time in the current year. IFRS 16/HKFRS 16 superseded IAS17/HKAS 17 and the related interpretations. For details please refer to note 2 and 28.

a.	Office properties

The Group leases certain of its office properties under operating lease arrangements. Leases for properties are negotiated for terms ranging from 6 months to 20 years.

As at December 31, 2018, the Group had total minimum lease payments under non-cancellable operating leases falling due as follows:

2018

Commitments due:
No later than one year	1,762
Later than one year and not later than two years	927
Later than two years and not later than five years	2,106
Later than five years	4,260

9,055

The above table includes minimum lease payments of approximately RMB898 million to the CNOOC Group in 2018.

(ii)	Operating lease commitments (continued)

a.	Office properties (continued)

Office properties commitments of a joint venture:

2018

Commitments due:
No later than one year	24
Later than one year and not later than two years	20
Later than two years and not later than five years	32
Later than five years	63

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b.	Plant and equipment

The Group leases certain of its plant and equipment under operating lease arrangements for a term from 1 year to 25 years.

As at December 31, 2018, the Group had total minimum lease payments under non-cancellable operating leases falling due as follows:

2018

Commitments due:
No later than one year	1,379
Later than one year and not later than two years	1,117
Later than two years and not later than five years	1,760
Later than five years	3,061

7,317

The above table includes a commitment of approximately RMB5,195 million to the CNOOC Group in 2018.

(iii)	Contingencies

As a Chinese Resident Enterprise, the Company may be liable to pay taxes on the deemed interest income for the funding provided to its overseas subsidiaries starting from January 1, 2008. The Company has prepared contemporaneous documentation in accordance with applicable PRC tax laws and regulations and is currently awaiting confirmation from its local tax authority.

The Group is subject to tax in numerous jurisdictions around the world. There are audits in progress and items under review. Difference in positions taken by taxation authorities over the interpretation and application of tax laws and regulations may increase the Group's tax liability. Management of the Company has assessed the possible future outcome of matters that are currently under dispute. Management of the Company believes that an adequate provision for future tax liability has been included in the consolidated financial statements based on available information.

In addition to the matters mentioned above, the Group is dealing with a number of lawsuits and arbitrations that arise in the ordinary course of business. While the results of these legal proceedings cannot be ascertained at this stage, management of the Company believes these proceedings are not expected to have a material effect on the consolidated financial statements.